OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 546	$ 172
Prepaid expenses	418	344
Foreign currency forward and options contracts	330	517
Grants receivable from the OCS	680	2,313
Accrued interest	645	577
Others	534	382
Other accounts receivable and prepaid expenses	$ 3,153	$ 4,305